Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
On July 22, 2021, the Company consummated its Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $28.3 million, of which $10.5 million was for deferred underwriting commissions and $11.1 million was the excess of fair value over price paid of Founder Shares sold to the Anchor Investors. On July 23, 2021, the underwriters exercised their over-allotment option in full and on July 27, 2021, they purchased 4,500,000 additional Units, generating gross proceeds of $45.0 million, and incurring offering costs of approximately $2.5 million, of which approximately $1.6 million was for deferred underwriting commissions. Approximately $1.3 million of the offering costs were allocated to derivative warrant liabilities. The Anchor Investors purchased 32,400,000 Units in the Initial Public Offering and the Over-Allotment. None of the Anchor Investors is affiliated with any member of the Company’s management.
Each Unit consists of one Class A ordinary share and
one-fourth
of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note
8).

NOTE 3. INITIAL PUBLIC OFFERING
On July 22, 2021, the Company consummated its Initial Public Offering of 30,000,000 Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $28.3 million, of which $10.5 million was for deferred underwriting commissions and $11.1 million was the excess of fair value over price paid of Founder Shares sold to the Anchor Investors. On July 23, 2021, the underwriters exercised their over-allotment option in full and on July 27, 2021, they purchased 4,500,000 additional Units, generating gross proceeds of $45.0 million, and incurring offering costs of approximately $2.5 million, of which approximately $1.6 million was for deferred underwriting commissions. Approximately $1.3 million of the offering costs were allocated to derivative warrant liabilities. The Anchor Investors purchased 32,400,000 Units in the Initial Public Offering and the Over-Allotment. None of the Anchor Investors is affiliated with any member of the Company’s management.
Each Unit consists of one Class A ordinary share and
one-fourth
of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).